Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0.7
Unrecognized Tax Benefits, Income Tax Penalties Accrued	0.8
Unrecognized Tax Benefits Maximum Period For Reversal	12
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	$ 1.0